Measurement basis of financial assets and liabilities - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Financial assets
Cash and balances at central banks	£ 78,110	£ 91,388	[1]	£ 76,420
Financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971
Derivative financial instruments	22,356	24,753	[1]	22,051
Loans and advances to banks	10,764	10,632	[1]	7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities	15,355	9,926	[1]	6,835
Financial assets at amortised cost	514,635	520,322	[1]	517,156
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	28,137
Other	742	614
Total financial assets	846,753	841,000
Financial liabilities
Deposits from banks	6,153	7,266
Customer deposits	471,396	475,331
Repurchase agreements at amortised cost	37,703	48,596	[1]	31,125
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	23,123
Derivative financial instruments	20,149	24,042	[1]	18,060
Notes in circulation	1,392	1,280	[1]	1,321
Debt securities in issue at amortised cost	75,592	73,819	[1]	71,552
Liabilities arising from insurance and participating investment contracts	120,123	110,278	[1]	125,179
Liabilities arising from non-participating investment contracts	44,978	39,476	[1]	40,890
Other	1,968	1,708
Subordinated liabilities	10,253	10,730	[1]	£ 13,108
Total financial liabilities	814,621	810,281
Derivatives designated as hedging instruments £m
Financial assets
Derivative financial instruments	103	75
Total financial assets	103	75
Financial liabilities
Derivative financial instruments	505	527
Total financial liabilities	505	527
Designated at fair value through profit or loss £m
Financial liabilities
Financial liabilities at fair value through profit or loss	5,283	5,178
Liabilities arising from non-participating investment contracts	44,978	39,476
Total financial liabilities	50,261	44,654
At fair value through other comprehensive income £m
Financial assets
Financial assets at fair value through other comprehensive income	27,592	23,154
Total financial assets	27,592	23,154
Held at amortised cost £m
Financial assets
Cash and balances at central banks	78,110	91,388
Loans and advances to banks	10,764	10,632
Loans and advances to customers	449,745	454,899
Reverse repurchase agreements	38,771	44,865
Debt securities	15,355	9,926
Financial assets at amortised cost	514,635	520,322
Other	299	242
Total financial assets	593,044	611,952
Financial liabilities
Deposits from banks	6,153	7,266
Customer deposits	471,396	475,331
Repurchase agreements at amortised cost	37,703	48,596
Notes in circulation	1,392	1,280
Debt securities in issue at amortised cost	75,592	73,819
Other	1,960	1,689
Subordinated liabilities	10,253	10,730
Total financial liabilities	604,449	618,711
Insurance- related contracts £m
Financial assets
Other	443	372
Total financial assets	443	372
Financial liabilities
Liabilities arising from insurance and participating investment contracts	120,123	110,278
Liabilities arising from non-participating investment contracts	0
Other	8	19
Total financial liabilities	120,131	110,297
Mandatorily held at fair value through profit or loss | Held for trading £m
Financial assets
Financial assets at fair value through profit or loss	21,638	14,216
Derivative financial instruments	22,253	24,678
Total financial assets	43,891	38,894
Financial liabilities
Financial liabilities at fair value through profit or loss	19,631	12,577
Derivative financial instruments	19,644	23,515
Total financial liabilities	39,275	36,092
Mandatorily held at fair value through profit or loss | Other
Financial assets
Financial assets at fair value through profit or loss	181,680	166,553
Total financial assets	£ 181,680	£ 166,553

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.